UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2012

Semi-Annual Repor t

Western Asset

Managed

Municipals

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Managed Municipals Fund

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund name change

Prior to August 1, 2012, the Fund was known as Legg Mason Western Asset Managed Municipals Fund. There was no change in the Fund’s investment objectives or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective September 1, 2012, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Robert E. Amodeo, David T. Fare and Dennis J. McNamara. Mr. Fare has been responsible for the day-to-day management of the Fund since 2004, Messrs. Walsh and Amodeo since 2007 and Mr. McNamara since September 2012. Messrs. Fare, Walsh, Amodeo and McNamara have been employed by Western Asset Management Company (“Western Asset”) as investment professionals for at least the past five years. These individuals work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

Western Asset Managed Municipals Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended August 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. This was primarily due to less robust private inventory and non-residential fixed investments. The economy slowed further in the second quarter, as GDP growth was a tepid 1.3%. Moderating growth was partially due to weaker consumer spending, which rose only 1.5% in the second quarter, versus 2.4% during the first three months of the year.

The job market remained weak. While there was some modest improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.3%. Unemployment then generally declined over the next two months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then increased to 8.2% in May and 8.3% in July, before dipping to 8.1% in August.

Meanwhile the housing market brightened, as sales have started to improve of late and home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, existing-home sales rose 7.8% on a seasonally adjusted basis in August 2012 versus the previous month. This represented the largest increase in 27 months. In addition, the NAR reported that the median existing-home price for all housing types was $187,400 in July 2012, up 9.5% from July 2011. This marked the sixth consecutive month that home prices rose compared to the same period a year earlier and was the largest year-over-year increase since January 2006.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. The Institute for Supply Management’s PMI (“PMI”)ii in February 2012 was 52.4 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector initially rose and reached 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it fell to 49.6 in August, and remained in contraction territory.

IV	Western Asset Managed Municipals Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, in September, after the reporting period ended, the Fed announced a third round of quantitative easing, which involves purchasing $40 billion each month of agency mortgage-backed securities on an open-end basis. In addition, the Fed said that it would further extend Operation Twist and keep the federal funds rate on hold until at least mid-2015.

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.30% and 1.98%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first month of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then generally moved lower given renewed fears over the European sovereign debt crisis. On July 25, 2012, ten-year Treasuries closed at an all-time low of 1.43%. Yields then edged higher due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on August 31, 2012, two-year Treasury yields were 0.22% and ten-year Treasury yields were 1.57%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was robust over the first month of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, while the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then generally rallied over the next three months as investor sentiment improved.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market performed largely in line with its taxable bond counterpart during the six months ended August 31, 2012. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Indexvii returned 2.94% and 2.97%, respectively. The municipal bond market was supported by generally solid demand, a sharp decline in new issuance, improving tax revenues and low default rates. Additionally, investor sentiment improved as a number of states

Western Asset Managed Municipals Fund	V

made progress toward shoring up their financial situation by raising taxes and cutting expenses.

Performance review

For the six months ended August 31, 2012, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 4.02%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned 2.94% for the same period. The Lipper General & Insured Municipal Debt Funds Category Average1 returned 3.72% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2012
(excluding sales charges) (unaudited)	6 Months
Western Asset Managed Municipals Fund:
Class 1[2]	4.04%
Class A	4.02%
Class B3	3.70%
Class C	3.73%
Class I	4.09%
Barclays Municipal Bond Index	2.94%
Lipper General & Insured Municipal Debt Funds Category Average[1]	3.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2012 for Class 1, Class A, Class B, Class C and Class I shares were 3.84%, 3.53%, 3.09%, 3.13% and 3.84%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class 1 shares would have been 3.71%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 1, 2012, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.62%, 0.65%, 1.26%, 1.21% and 0.51%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 253 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

VI	Western Asset Managed Municipals Fund

Investment commentary (cont’d)

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. In addition, the total annual operating expenses of Class 1 shares are not expected to exceed those of Class A shares less the 12b-1 differential of 0.15%. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

September 28, 2012

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2012 and February 29, 2012 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2012 and held for the six months ended August 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	4.04%	$1,000.00	$1,040.40	0.49%	$2.52	Class 1	5.00%	$1,000.00	$1,022.74	0.49%	$2.50
Class A	4.02	1,000.00	1,040.20	0.64	3.29	Class A	5.00	1,000.00	1,021.98	0.64	3.26
Class B	3.70	1,000.00	1,037.00	1.25	6.42	Class B	5.00	1,000.00	1,018.90	1.25	6.36
Class C	3.73	1,000.00	1,037.30	1.20	6.16	Class C	5.00	1,000.00	1,019.16	1.20	6.11
Class I	4.09	1,000.00	1,040.90	0.49	2.52	Class I	5.00	1,000.00	1,022.74	0.49	2.50

[1]	For the six months ended August 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BMBI	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BMBI	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.0%
Alabama — 0.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,070,369
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,284,136
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,956,496
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,722,825
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,942,046
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	2,020,813
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,732,120
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,552,550
AGC	5.250%	1/1/39	10,000,000	11,031,600
Total Alabama				33,312,955
Alaska — 0.2%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,974,900
Arizona — 1.0%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,924,307
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	579,205	(a)
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	14,905,170
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	15,988,350
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	13,144,440
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,001,360
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,625,551	(b)
Total Arizona				55,168,383
California — 19.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,827,700
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,563,460
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,967,400
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,980,900
San Francisco Bay Area	5.125%	4/1/39	70,525,000	79,086,735

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	$4,180,000	$4,182,424
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,165,929
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	64,076,510
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	38,195,600
Stanford Hospital & Clinics	5.150%	11/15/40	24,650,000	27,766,746
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,708,030	(c)
Home Mortgage	5.500%	8/1/38	8,090,000	8,271,378
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,173,164
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	13,002,960
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,323,200
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,843,612
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	8,000,049
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,856,500
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	11,835,936
John Muir Health	5.000%	8/15/36	4,305,000	4,506,818
John Muir Health	5.125%	7/1/39	7,280,000	7,849,806
Kaiser Permanente	5.000%	4/1/42	10,000,000	10,887,900
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,855,300
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,456,105
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,252,625
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,431,160
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,005,534
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,617,750
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	11,730,000	13,032,030
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,935,509
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	10,091,520
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,256,740
Los Angeles International Airport	5.000%	5/15/40	88,185,000	98,095,221

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	7

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	$3,250,000	$3,666,065
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,105,518
M-S-R Energy Authority, CA	7.000%	11/1/34	7,000,000	9,353,610
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	30,553,421
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	46,500,000	62,134,695
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	107,121,373
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,621,658
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,526,550
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,454,654
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,066,950
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,391,500
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,990,700
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	5,000,350
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,496,729
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,367,130
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,197,560
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,727,650
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	28,178,186
PFC, Grant	6.000%	7/1/39	29,130,000	33,645,441
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,314,095
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,763,700
Sacramento, CA, MUD Revenue:
NATL	5.000%	8/15/33	3,475,000	3,631,514	(b)
NATL	5.000%	8/15/33	1,525,000	1,580,403
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	31,427,100
Arrowhead Project	5.250%	8/1/26	5,000,000	5,235,300
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,773,928
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,929,894

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	$2,735,000	$3,162,945
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,186,726
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	46,654,300
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,362,540
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,527,750
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	20,167,296
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,798,037
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,631,681
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,796,725
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,503,440
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,130,640
AMBAC	5.000%	5/15/26	4,000,000	4,119,280
Total California				1,125,399,285
Colorado — 2.0%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	4,000,000	4,369,320
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	11,209,335
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,217,567
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,251,650
Poudre Valley Health Care	5.000%	3/1/25	500,000	529,700
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,850,329
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,008,515
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	12,751,200
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	57,286,350
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	506,980	(b)
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,681,050
Total Colorado				112,661,996

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	9

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 1.4%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	$970,000	$970,155	(c)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,789,293
Fairfield University	5.000%	7/1/40	21,600,000	23,582,448
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,441,349
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,362,543
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,252,505
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,003,100
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	14,000,000	15,162,000
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	780,000	(d)(e)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	2,535,000	(d)(e)
Total Connecticut				76,878,393
Delaware — 0.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	28,645,000	31,234,508
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	15,130,000	15,245,896
Total Delaware				46,480,404
District of Columbia — 0.2%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,756,080
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,550,300
Total District of Columbia				14,306,380
Florida — 10.3%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,145,623
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	650,000	692,075	(a)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	12,308,400
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,086,215
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	865,000	874,195
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,104,200	(b)(d)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	3,435,000	3,522,043	(b)

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Citizens Property Insurance Corp., FL	5.250%	6/1/17	$20,000,000	$22,951,800
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	34,363,200
Coastal	5.000%	6/1/19	30,000,000	34,541,700
Coastal	5.000%	6/1/20	20,000,000	23,100,800
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,662,154
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,828,550
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,610,000	1,610,354
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	125,000	137,693
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	3,000,000	3,216,600
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	8,200,000	8,708,482
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	4,260,000	4,398,450
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	4,270,000	4,303,690
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,649,635
NATL	5.250%	11/1/20	1,805,000	1,831,858
Florida State Broward County Expressway Authority	10.000%	7/1/14	420,000	469,295	(a)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,126,150
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	835,000	903,044	(a)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,768,498	(b)
Adventist Health Systems	5.875%	11/15/29	2,750,000	2,924,350	(b)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	6,000,420	(c)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,365,000
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,310,647
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,418,490
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,711,200
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	75,000	78,819	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	11

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	$1,280,000	$1,281,510	(c)(f)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,113,560
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,642,590
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,070,200	(c)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,038,848	(c)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,573,597
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	28,827,450
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	22,316,000
Miami International Airport	5.375%	10/1/41	13,000,000	14,651,650
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	250,828	(c)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	11,032,600
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	43,500,800
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,901,180
AGC	5.250%	2/1/27	5,500,000	6,288,150
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,383,335
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,392,385
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,673,260
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,591,330
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,214,104
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	38,937,723
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,203,500
Orlando & Orange County, FL, Expressway Authority Revenue, AMBAC	5.000%	7/1/35	4,500,000	4,597,560
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,471,700
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	60,974,311
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	435,000	470,091	(a)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,172,891
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	360,000	360,292	(c)

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	$835,000	$835,643
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,918,916
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	430,745	(e)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,877,900
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,083,793
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,359,350
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,594,568	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,569,164	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,976,248
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	562,095
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,190,940
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,270,000	1,434,109	(a)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,016,600
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,102,673
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,032,200
Total Florida				582,030,019
Georgia — 4.1%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	250,000	250,332	(c)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	335,958
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	719,660
Atlanta, GA, Airport Revenue	5.000%	1/1/37	1,500,000	1,633,935	(c)
Atlanta, GA, Airport Revenue	5.000%	1/1/42	8,000,000	8,636,240	(c)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	61,546,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,866,307
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,227,200
NATL, FGIC	5.500%	11/1/19	1,000,000	1,259,490

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	13

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	$1,000,000	$1,001,990
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	6,000,800
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,460,160
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	18,126,345
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,143,710
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,637,096
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	23,212,000
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	130,000	136,028	(a)
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	712,745
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,369,200
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	905,000	907,489	(c)(f)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	7,085,511
Gas Project Revenue	5.000%	3/15/22	5,000,000	5,364,050
Gas Project Revenue	5.500%	9/15/26	10,000,000	11,321,700
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	294,310
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	607,085
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,018,460	(c)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	578,830
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,822,350
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,086,900
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,451,870
Total Georgia				232,814,251

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Hawaii — 0.0%
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	$960,000	$970,714	(c)
Illinois — 3.1%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,912,383
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,428,280
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,317,425	(c)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	22,285,285
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,266,760
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	33,808,800
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	13,795,185
Memorial Health System	5.500%	4/1/39	12,000,000	13,124,760
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,736,282
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,318,872
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,065,000	2,071,340
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Place, AGM	5.000%	6/15/50	30,000,000	32,339,400
McCormick Project	5.250%	6/15/50	10,305,000	11,426,493
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,293,302
Total Illinois				177,124,567
Indiana — 1.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	9,000,000	9,503,640
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,574,300
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,806,640
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,410,140
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,538,100
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,435,736
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	1,720,000	1,810,162	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	640,000	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,231,600
Total Indiana				68,950,318

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	15

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kansas — 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	$4,000,000	$4,310,440
Kentucky — 0.6%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,593,160
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,313,180
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,972,180
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,472,850
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,085,512
Total Kentucky				36,436,882
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,050,810
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,553,760
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,898,300
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,768,500	(f)
Total Louisiana				37,271,370
Maryland — 1.4%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,790,000	13,781,097
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	3,000,000	3,165,360
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,684,720
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,221,650
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,626,210
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,119,175
Lifebridge Health	6.000%	7/1/41	1,500,000	1,740,360
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,280,550	(b)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,863,730
Total Maryland				80,482,852

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 3.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	$22,500,000	$24,722,550
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,760,008
Boston University	5.700%	10/1/40	13,105,000	14,687,298
Broad Institute Inc.	5.375%	4/1/41	17,000,000	18,968,600
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	1,000,430
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	1,000,930
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,681,624
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,153,340
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,971,235
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,121,250
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,676,730
Suffolk University	5.750%	7/1/39	17,500,000	19,621,350
Massachusetts State Housing Finance Agency, Housing Revenue, Single-Family Housing	5.350%	12/1/33	7,455,000	7,965,817
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	5,101,033
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	670,000	681,437
Massachusetts State, GO	0.650%	2/1/16	13,000,000	13,011,180	(g)
Massachusetts State, GO:
Consolidated Loan	0.620%	9/1/15	18,665,000	18,743,206	(g)
Consolidated Loan	0.690%	9/1/16	4,000,000	4,009,600	(g)
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	17,500,000	19,128,900
Total Massachusetts				168,006,518
Michigan — 2.9%
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,000,000	5,157,950
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	9,412,740
AGM	6.250%	7/1/36	10,000,000	11,648,300
NATL	5.000%	7/1/30	7,000,000	7,008,400
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	16,159,500
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,740,370
Facilities Program	6.000%	10/15/38	20,500,000	23,722,600

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	17

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Facilities Program	5.375%	10/15/41	$6,135,000	$7,129,238
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,524,690
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,998,747
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,764,049
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,673,425
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,316,603
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,667,160	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	30,933,120
Total Michigan				163,856,892
Minnesota — 0.3%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,455,000	1,538,823	(b)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,501,075
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,050,980
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,050,930
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	100,000	102,307	(a)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,243,416
Total Minnesota				18,487,531
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,423,750
Missouri — 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,346,005
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,412,877
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,475,850
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,234,850
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,225,000

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Lake Regional Health System Project	5.600%	2/15/25	$2,000,000	$2,056,800
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,019,190
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	916,632
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,456,467
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,001,950
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,559,175
Total Missouri				75,704,796
Montana — 0.5%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	25,680,000	25,695,408	(c)
Nebraska — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project No. 3	5.250%	9/1/37	20,000,000	21,378,400
Nevada — 0.5%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	20,659,801
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,889,400
Total Nevada				28,549,201
New Hampshire — 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,130,000	5,527,678
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,335,000	4,644,822
Total New Hampshire				10,172,500
New Jersey — 5.7%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	290,000	290,131
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,597,609
School Facilities Construction	5.250%	12/15/33	12,500,000	14,204,000
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	12,425,962	(c)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,157,075
Catholic Health East	4.750%	11/15/29	5,000,000	5,437,850

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	19

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	$2,000,000	$1,999,780
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,668,200
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,121,079
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	28,000,000	28,507,920	(c)
Refunding	6.875%	1/1/37	13,110,000	13,194,822	(c)
Refunding, Gloucester Marine Project	6.625%	1/1/37	10,000,000	10,199,500
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,071,900
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,075,774	(c)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,547,800
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,794,348
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	29,104,267
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,594,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	59,130,540	(c)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	11,300,000	11,800,364
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	14,714,265
Transportation System	5.875%	12/15/38	30,000,000	35,085,300
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	9,017,520
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,982,179
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	2,200,000	2,220,680
Total New Jersey				320,943,065
New Mexico — 0.4%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	3,605,000	3,791,991
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	2,610,000	2,795,154	(c)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	18,097,800
Total New Mexico				24,684,945

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — 5.4%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	$25,800,000	$29,467,212
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	20,000,000	23,200,600
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,579,990
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	26,933,280
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	12,822,900
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	11,157,800
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	24,289,195
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	6,059,936
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,289,300
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,635,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.000%	6/15/45	5,500,000	6,246,295	(h)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,853,860
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,848,400
New York Liberty Development Corp., Liberty Revenue:
1 WTC Port Authority Constructions	5.000%	12/15/41	10,000,000	11,237,800
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,924,950
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	27,210,888
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	40,085,500
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	11,053,900
New York, NY, GO	5.000%	8/1/22	10,000,000	12,539,800
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	930,000	931,758
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	978,410
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,125,000	1,124,955	(c)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,203,600
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,233,950
Total New York				304,909,879
North Carolina — 1.3%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,616,165

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	21

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
COP	5.000%	6/1/24	$3,000,000	$3,092,940
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	14,935,908
Carolinas Healthcare	5.250%	1/15/39	22,000,000	24,388,320
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,244,460
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,633,000
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,121,930
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,793,560	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,292,130
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,130,990
Total North Carolina				72,249,403
North Dakota — 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,905,300
Ohio — 0.9%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,356,918
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,855,000	2,858,940
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,569,979	(b)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	725,000	726,030
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,599,353
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,003,700	(b)
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	6,031,750
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,697,430
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,837,595	(f)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,225,000	1,326,332
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,661,130	(f)
Total Ohio				50,669,157

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.7%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/25	$6,295,000	$7,097,046
St. John Health System Inc.	5.000%	2/15/26	6,620,000	7,418,041
St. John Health System Inc.	5.000%	2/15/27	5,000,000	5,572,950
St. John Health System Inc.	5.000%	2/15/42	10,000,000	10,804,200
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,392,040
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,534,620
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	1,305,000	1,397,720
Total Oklahoma				37,216,617
Oregon — 0.9%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	625,000	631,250	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	379,219
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,095,920
Providence Health Systems	5.250%	10/1/20	1,000,000	1,083,600
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	20,002,725
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,112,401
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	6,042,150
Samaritan Health Services	5.250%	10/1/40	20,000,000	21,867,800
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	711,683	(c)
Total Oregon				53,926,748
Pennsylvania — 3.5%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,782,608
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	16,838,700
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,380,000	1,383,215
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,038,880	(c)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,380,341

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	23

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	$4,000,000	$4,498,720
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	13,367,640
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,442,850
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,576,828
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	1,000,040
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,672,600	(f)
Shipping Port	3.375%	7/1/15	20,000,000	20,861,800	(f)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	7,093,800
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,297,864
Drexel University	5.250%	5/1/41	8,385,000	9,202,705
La Salle University	5.000%	5/1/42	3,000,000	3,222,240	(i)
Student Association Inc. Project	6.750%	9/1/32	985,000	986,271
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,230,467
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,188,610
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,117,850
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,342,900
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	20,045,000	23,273,648
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,278,700
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,998,970
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue:
Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,242,382	(a)
Temple University Health System	5.625%	7/1/42	5,000,000	5,267,550
Total Pennsylvania				196,588,179
Puerto Rico — 4.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	18,130,000	19,139,478

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	$10,000,000	$10,084,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	15,000,000	15,050,550
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	15,000,000	15,124,800
Puerto Rico Commonwealth, GO, Public Improvement	5.500%	7/1/26	39,755,000	43,540,869
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	15,563,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	1,500,000	1,515,030
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	125,614	(c)(e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/37	10,000,000	10,832,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	74,500,000	79,968,300
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	8,000,000	8,612,640
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	25,000,000	27,576,500
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	16,500,000	17,808,450
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	15,000,000	15,667,650
Total Puerto Rico				280,610,181
Rhode Island — 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,315,486
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,371,055
Total Rhode Island				9,686,541
South Carolina — 0.8%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	770,813	(a)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	875,556
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,261,180
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,733,650

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	25

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	$2,470,000	$2,471,186
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,144,200
South Carolina Transportation Infrastructure Bank Revenue:
AMBAC	5.000%	10/1/33	20,000,000	20,067,000	(b)
Refunding, AMBAC	5.000%	10/1/23	960,000	1,047,110
Total South Carolina				45,370,695
Tennessee — 1.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,528,187
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,125,120
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	5,795,000	5,827,394
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,661,288
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,859,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,020,086
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	22,129,800
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,569,402
Total Tennessee				74,720,477
Texas — 7.0%
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	904,310
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,056,050	(c)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	2,320,543	(c)(e)
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	45,000,000	48,311,100	(c)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,007,680
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,392,988
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,004,550	(c)

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	$31,000,000	$34,673,500
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,684,420	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,202,500
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,777,960
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,245,800
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,660,595
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,299,760	(c)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	17,004,960
Lower Colorado River Authority, TX, Transmission Contract Revenue, LCRA Transmission Services Project, AMBAC	4.900%	5/15/36	13,500,000	13,507,695
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	820,000	820,467
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	59,599,260
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,163,920
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,045,062
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,897,800
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,039,345
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	42,980,000	52,105,943
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,659,580
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	30,554,000
Total Texas				399,939,788
U.S. Virgin Islands — 0.1%
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	25,000	25,019	(c)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	90,000	89,680	(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	27

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — continued
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	$3,000,000	$3,272,040
Total U.S. Virgin Islands				3,386,739
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	395,000	454,191	(a)
Vermont — 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,783,427	(b)
Norwich University Project	5.500%	9/1/33	1,750,000	1,838,113	(b)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	630,000	641,479	(c)
Total Vermont				5,263,019
Virginia — 0.7%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,862,150
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,562,260
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	15,668,695
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,254,160	(c)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,464,900	(c)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	8,815,760	(c)
Total Virginia				42,627,925
Washington — 1.1%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,877,176	(c)
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	19,725,660
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	29,798,047	(b)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,887,030
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	309,360
Total Washington				62,597,273
West Virginia — 0.2%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,508,500

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	$4,030,000	$4,428,527
United Health Systems	5.500%	6/1/39	4,000,000	4,373,200
Total West Virginia				14,310,227
Wisconsin — 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,959,835	(c)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,192,860
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,791,213
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,591,778
Children’s Hospital	5.375%	8/15/37	2,800,000	3,094,924	(h)
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,057,102
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,150,195
Total Wisconsin				38,837,907
Wyoming — 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,489,730
Total Investments before Short-Term Investments (Cost — $4,689,731,317)				5,274,237,091
Short-Term Investments — 6.1%
California — 0.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.270%	7/1/38	1,000,000	1,000,000	(j)(k)
California Alumni Association Project, LOC-Bank of America N.A.	0.260%	4/1/34	200,000	200,000	(j)(k)
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.150%	8/1/38	200,000	200,000	(j)(k)
California Infrastructure & Economic Development Bank Revenue, Jserra Catholic High School, LOC- Wells Fargo Bank N.A.	0.150%	9/1/34	7,100,000	7,100,000	(j)(k)
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.150%	4/1/33	2,400,000	2,400,000	(j)(k)
California Statewide CDA, MFH Revenue, David Avenue Apartments, FHLMC, LIQ-FHLMC	0.160%	12/1/42	5,580,000	5,580,000	(c)(j)(k)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.180%	9/1/51	900,000	900,000	(j)(k)
Total California				17,380,000

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	29

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — 0.4%
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.170%	6/1/48	$1,000,000	$1,000,000	(j)(k)
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.170%	12/1/33	8,865,000	8,865,000	(j)(k)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.150%	1/15/27	11,300,000	11,300,000	(j)(k)
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.250%	7/1/34	585,000	585,000	(j)(k)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.210%	1/1/28	1,700,000	1,700,000	(j)(k)
Total Florida				23,450,000
Illinois — 0.2%
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.200%	11/1/30	1,600,000	1,600,000	(j)(k)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.180%	5/1/31	5,100,000	5,100,000	(j)(k)
Illinois Finance Authority Revenue:
Provena Health, LOC-JPMorgan Chase	0.180%	8/15/44	1,900,000	1,900,000	(j)(k)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.180%	8/1/44	400,000	400,000	(j)(k)
Total Illinois				9,000,000
Kansas — 0.0%
Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.140%	9/1/19	250,000	250,000	(j)(k)
Massachusetts — 0.0%
Massachusetts State, GO, Central Artery, SPA-Landesbank Baden-Wuerttemburg	0.110%	12/1/30	420,000	420,000	(j)(k)
Michigan — 0.0%
Michigan State Higher EFA Revenue, Thomas M Cooley Law School Project, LOC-RBS Citizens N.A, FHLB	0.150%	7/1/37	1,475,000	1,475,000	(j)(k)
Missouri — 0.1%
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.160%	5/15/38	4,600,000	4,600,000	(j)(k)
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-JPMorgan Chase	0.180%	7/1/43	1,000,000	1,000,000	(j)(k)
New York — 2.5%
Long Island, NY, Power Authority Revenue:
AGM, SPA-Dexia Credit Local	0.170%	12/1/29	6,900,000	6,900,000	(j)(k)
LOC-TD Bank N.A.	0.150%	12/1/29	2,100,000	2,100,000	(j)(k)

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.280%	11/1/26	$14,200,000	$14,200,000	(j)(k)
LIQ-Dexia Credit Local	0.270%	4/1/35	20,800,000	20,800,000	(j)(k)
LOC-Dexia Credit Local	0.280%	1/1/36	4,480,000	4,480,000	(j)(k)
SPA-Dexia Credit Local	0.280%	8/1/28	17,700,000	17,700,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.280%	6/15/32	23,800,000	23,800,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.160%	6/15/36	1,700,000	1,700,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.280%	8/1/31	2,300,000	2,300,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.280%	11/1/22	16,300,000	16,300,000	(j)(k)
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Bank of America N.A.	0.200%	4/1/27	1,000,000	1,000,000	(j)(k)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/29	3,300,000	3,300,000	(j)(k)
New York, NY, GO:
LOC-Landesbank Baden-Wurttemberg	0.210%	8/1/21	3,035,000	3,035,000	(j)(k)
Subordinated, LOC-Dexia Credit Local	0.280%	3/1/34	22,715,000	22,715,000	(j)(k)
Total New York				140,330,000
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.220%	1/15/42	7,500,000	7,500,000	(j)(k)
AGM, SPA-Dexia Credit Local	0.220%	1/15/43	7,500,000	7,500,000	(j)(k)
AGM, SPA-Dexia Credit Local	0.220%	1/15/44	29,830,000	29,830,000	(j)(k)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.220%	2/1/28	8,885,000	8,885,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.160%	2/1/34	2,800,000	2,800,000	(j)(k)
Total North Carolina				56,515,000
Ohio — 0.1%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.180%	11/15/39	800,000	800,000	(j)(k)
Montgomery County, OH, Revenue:
Miami Valley Hospital	0.180%	11/15/45	500,000	500,000	(j)(k)
Miami Valley Hospital, SPA-JPMorgan Chase	0.180%	11/15/45	2,600,000	2,600,000	(j)(k)
Total Ohio				3,900,000

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	31

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.0%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.180%	1/1/28	$900,000	$900,000	(j)(k)
Oregon — 0.0%
Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.210%	7/1/36	100,000	100,000	(c)(j)(k)
Pennsylvania — 0.4%
Delaware County Authority, PA:
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.260%	7/1/36	15,975,000	15,975,000	(j)(k)
White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.260%	7/1/36	1,200,000	1,200,000	(j)(k)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.160%	8/1/28	1,800,000	1,800,000	(j)(k)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.180%	8/15/24	100,000	100,000	(j)(k)
Philadelphia, PA, Hospitals & Higher EFA Revenue, Children’s Hospital Philadelphia Project, SPA-Bank of America N.A.	0.180%	2/15/21	500,000	500,000	(j)(k)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.270%	9/1/24	4,930,000	4,930,000	(j)(k)
Total Pennsylvania				24,505,000
South Carolina — 0.2%
Rock Hill, SC, Utility System Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.180%	1/1/25	9,580,000	9,580,000	(j)(k)
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.170%	9/1/25	3,300,000	3,300,000	(j)(k)
Total South Carolina				12,880,000
Tennessee — 0.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.250%	11/1/35	6,815,000	6,815,000	(j)(k)
Texas — 0.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.170%	12/1/27	100,000	100,000	(j)(k)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.220%	8/1/37	6,690,000	6,690,000	(j)(k)
Total Texas				6,790,000
Vermont — 0.1%
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, SPA-TD Bank N.A.	0.230%	11/1/34	3,615,000	3,615,000	(c)(j)(k)

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.6%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.180%	10/1/48	$1,900,000	$1,900,000	(j)(k)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project, SPA-SunTrust Bank	0.210%	11/1/36	6,300,000	6,300,000	(j)(k)
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.190%	7/1/37	5,500,000	5,500,000	(j)(k)
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.190%	11/1/30	300,000	300,000	(j)(k)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.190%	7/1/42	20,400,000	20,400,000	(j)(k)
Total Virginia				34,400,000
Total Short-Term Investments (Cost — $348,325,000)				348,325,000
Total Investments — 99.1% (Cost — $5,038,056,317#)				5,622,562,091
Other Assets in Excess of Liabilities — 0.9%				52,237,818
Total Net Assets — 100.0%				$5,674,799,909

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of August 31, 2012.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Security is purchased on a when-issued basis.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	33

Western Asset Managed Municipals Fund

CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Managed Municipals Fund

Summary of Investments by Industry†
Transportation	20.0%
Health care	17.9
Industrial revenue	13.0
Education	8.6
Special tax obligation	8.3
Power	8.2
Water & sewer	4.7
Leasing	3.2
Other	2.8
Housing	2.6
Pre-refunded/escrowed to maturity	1.8
State general obligation	1.4
Local general obligation	0.8
Solid waste/resource recovery	0.5
Short-term investments	6.2
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2012 and are subject to change.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.5%
AA/Aa	29.2
A	48.8
BBB/Baa	10.5
BB/Ba	1.0
B/B	0.7
D	0.0 †
A-1/VMIG 1	6.2
NR	2.1
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

†	Represents less than 0.1%.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	35

Statement of assets and liabilities (unaudited)

August 31, 2012

Assets:
Investments, at value (Cost — $5,038,056,317)	$5,622,562,091
Cash	57,049
Interest receivable	66,384,241
Receivable for Fund shares sold	8,293,241
Receivable for securities sold	1,599,088
Prepaid expenses	208,134
Total Assets	5,699,103,844

Liabilities:
Payable for Fund shares repurchased	13,141,939
Payable for securities purchased	3,201,390
Distributions payable	2,539,491
Investment management fee payable	2,105,943
Payable to broker — variation margin on open futures contracts	1,358,000
Service and/or distribution fees payable	1,101,804
Trustees’ fees payable	35,551
Accrued expenses	819,817
Total Liabilities	24,303,935
Total Net Assets	$5,674,799,909

Net Assets:
Par value (Note 7)	$3,314
Paid-in capital in excess of par value	5,229,947,243
Undistributed net investment income	2,121,416
Accumulated net realized loss on investments and futures contracts	(141,394,013)
Net unrealized appreciation on investments and futures contracts	584,121,949
Total Net Assets	$5,674,799,909

Shares Outstanding:
Class 1	1,771,755
Class A	213,749,213
Class B	3,448,638
Class C	59,814,628
Class I	52,612,467

Net Asset Value:
Class 1 (and redemption price)	$17.06
Class A (and redemption price)	$17.12
Class B*	$17.12
Class C*	$17.13
Class I (and redemption price)	$17.15
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.88

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2012

Investment Income:
Interest	$127,659,739

Expenses:
Investment management fee (Note 2)	12,169,418
Service and/or distribution fees (Notes 2 and 5)	6,380,066
Transfer agent fees (Note 5)	846,469
Fund accounting fees	189,809
Legal fees	123,161
Registration fees	82,250
Insurance	50,918
Shareholder reports	46,190
Audit and tax	45,672
Trustees’ fees	45,366
Custody fees	11,665
Miscellaneous expenses	14,540
Total Expenses	20,005,524
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(19,205)
Net Expenses	19,986,319
Net Investment Income	107,673,420

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	13,667,134
Futures contracts	(17,172,316)
Net Realized Loss	(3,505,182)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	109,306,702
Futures contracts	(383,825)
Change in Net Unrealized Appreciation (Depreciation)	108,922,877
Net Gain on Investments and Futures Contracts	105,417,695
Increase in Net Assets from Operations	$213,091,115

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	37

Statements of changes in net assets

For the Six Months Ended August 31, 2012 (unaudited) and the Year Ended February 29, 2012	2012	2012

Operations:
Net investment income	$107,673,420	$233,481,127
Net realized gain (loss)	(3,505,182)	43,545,560
Change in net unrealized appreciation (depreciation)	108,922,877	546,097,187
Increase in Net Assets From Operations	213,091,115	823,123,874

DIstributions to Shareholders From (Notes 1 and 6):
Net investment income	(107,225,784)	(232,690,499)
Decrease in Net Assets From Distributions to Shareholders	(107,225,784)	(232,690,499)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	609,093,793	981,954,415
Reinvestment of distributions	92,340,048	200,955,319
Cost of shares repurchased	(486,154,623)	(1,637,743,809)
Increase (Decrease) in Net Assets From Fund Share Transactions	215,279,218	(454,834,075)
Increase in Net Assets	321,144,549	135,599,300

Net Assets:
Beginning of period	5,353,655,360	5,218,056,060
End of period*	$5,674,799,909	$5,353,655,360
* Includes undistributed net investment income of:	$2,121,416	$1,673,780

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2012[2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$16.74	$14.94	$15.87	$14.34	$15.03	$15.62

Income (loss) from operations:
Net investment income	0.35	0.74	0.75	0.77	0.75	0.72
Net realized and unrealized gain (loss)	0.32	1.80	(0.93)	1.53	(0.70)	(0.59)
Total income (loss) from operations	0.67	2.54	(0.18)	2.30	0.05	0.13

Less distributions from:
Net investment income	(0.35)	(0.74)	(0.75)	(0.77)	(0.74)	(0.72)
Net realized gains	—	—	(0.00) [5]	—	—	—
Total distributions	(0.35)	(0.74)	(0.75)	(0.77)	(0.74)	(0.72)

Net asset value, end of period	$17.06	$16.74	$14.94	$15.87	$14.34	$15.03
Total return[6]	4.04%	17.42%	(1.20)%	16.34%	0.35%	0.77%

Net assets, end of period (millions)	$30	$30	$29	$34	$33	$39

Ratios to average net assets:
Gross expenses	0.62%[7]	0.62%	0.62%	0.64%	0.65%	0.69%
Net expenses[8,9,10]	0.49 [7]	0.50	0.49	0.49	0.51	0.56
Net investment income	4.14 [7]	4.73	4.81	5.01	5.04	4.63

Portfolio turnover rate	4%	14%	43%	40%	75%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the year ended February 29, 2008.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective July 27, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	39

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2012[2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$16.79	$14.99	$15.92	$14.39	$15.07	$15.67

Income (loss) from operations:
Net investment income	0.34	0.72	0.73	0.75	0.73	0.70
Net realized and unrealized gain (loss)	0.33	1.80	(0.93)	1.53	(0.69)	(0.60)
Total income (loss) from operations	0.67	2.52	(0.20)	2.28	0.04	0.10

Less distributions from:
Net investment income	(0.34)	(0.72)	(0.73)	(0.75)	(0.72)	(0.70)
Net realized gains	—	—	(0.00) [5]	—	—	—
Total distributions	(0.34)	(0.72)	(0.73)	(0.75)	(0.72)	(0.70)

Net asset value, end of period	$17.12	$16.79	$14.99	$15.92	$14.39	$15.07
Total return[6]	4.02%	17.21%	(1.32)%	16.13%	0.28%	0.60%

Net assets, end of period (millions)	$3,659	$3,527	$3,581	$3,928	$3,129	$2,635

Ratios to average net assets:
Gross expenses	0.64%[7]	0.65%	0.64%	0.64%	0.66%	0.69%
Net expenses[8]	0.64 [7]	0.65	0.64	0.64	0.66 [9,10]	0.67 [9,10]
Net investment income	3.99 [7]	4.59	4.66	4.86	4.91	4.51

Portfolio turnover rate	4%	14%	43%	40%	75%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the year ended February 29, 2008.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class B Shares[1]	2012[2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$16.79	$15.02	$15.93	$14.40	$15.09	$15.69

Income (loss) from operations:
Net investment income	0.29	0.63	0.64	0.66	0.65	0.62
Net realized and unrealized gain (loss)	0.33	1.79	(0.93)	1.53	(0.69)	(0.60)
Proceeds from settlement of a regulatory matter	—	—	0.07	—	—	—
Total income (loss) from operations	0.62	2.42	(0.22)	2.19	(0.04)	0.02

Less distributions from:
Net investment income	(0.29)	(0.65)	(0.69)	(0.66)	(0.65)	(0.62)
Net realized gains	—	—	(0.00) [5]	—	—	—
Total distributions	(0.29)	(0.65)	(0.69)	(0.66)	(0.65)	(0.62)

Net asset value, end of period	$17.12	$16.79	$15.02	$15.93	$14.40	$15.09
Total return[6]	3.70%	16.50%	(1.46)%[7]	15.47%	(0.32)%	0.09%

Net assets, end of period (millions)	$59	$64	$76	$103	$121	$153

Ratios to average net assets:
Gross expenses	1.25%[8]	1.26%	1.23%	1.22%	1.21%	1.23%
Net expenses[9]	1.25 [8]	1.26	1.23	1.22	1.20 [10,11]	1.18 [10,11]
Net investment income	3.38 [8]	3.98	4.06	4.30	4.35	4.00

Portfolio turnover rate	4%	14%	43%	40%	75%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the year ended February 29, 2008.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (1.92)%. Class B received $453,456 related to this distribution.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	41

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2012[2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$16.80	$15.00	$15.93	$14.40	$15.08	$15.68

Income (loss) from operations:
Net investment income	0.29	0.63	0.64	0.66	0.64	0.61
Net realized and unrealized gain (loss)	0.33	1.80	(0.93)	1.53	(0.68)	(0.60)
Total income (loss) from operations	0.62	2.43	(0.29)	2.19	(0.04)	0.01

Less distributions from:
Net investment income	(0.29)	(0.63)	(0.64)	(0.66)	(0.64)	(0.61)
Net realized gains	—	—	(0.00) [5]	—	—	—
Total distributions	(0.29)	(0.63)	(0.64)	(0.66)	(0.64)	(0.61)

Net asset value, end of period	$17.13	$16.80	$15.00	$15.93	$14.40	$15.08
Total return[6]	3.73%	16.55%	(1.88)%	15.49%	(0.27)%	0.04%

Net assets, end of period (millions)	$1,025	$966	$908	$777	$466	$251

Ratios to average net assets:
Gross expenses	1.20%[7]	1.21%	1.20%	1.20%	1.21%	1.23%
Net expenses[8]	1.20 [7]	1.21	1.20	1.20	1.21	1.23 [9]
Net investment income	3.43 [7]	4.02	4.10	4.28	4.38	3.95

Portfolio turnover rate	4%	14%	43%	40%	75%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the year ended February 29, 2008.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2012[2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$16.82	$15.01	$15.94	$14.41	$15.09	$15.69

Income (loss) from operations:
Net investment income	0.35	0.74	0.76	0.77	0.75	0.72
Net realized and unrealized gain (loss)	0.33	1.81	(0.94)	1.53	(0.68)	(0.59)
Total income (loss) from operations	0.68	2.55	(0.18)	2.30	0.07	0.13

Less distributions from:
Net investment income	(0.35)	(0.74)	(0.75)	(0.77)	(0.75)	(0.73)
Net realized gains	—	—	(0.00) [5]	—	—	—
Total distributions	(0.35)	(0.74)	(0.75)	(0.77)	(0.75)	(0.73)

Net asset value, end of period	$17.15	$16.82	$15.01	$15.94	$14.41	$15.09
Total return[6]	4.09%	17.42%	(1.19)%	16.30%	0.46%	0.78%

Net assets, end of period (millions)	$902	$767	$624	$316	$167	$41

Ratios to average net assets:
Gross expenses	0.49%[7]	0.51%	0.49%	0.49%	0.49%	0.51%
Net expenses[8]	0.49 [7,9]	0.51 [9]	0.49 [9]	0.49 [9]	0.49 [10,11]	0.50 [10,11]
Net investment income	4.14 [7]	4.70	4.81	4.99	5.13	4.66

Portfolio turnover rate	4%	14%	43%	40%	75%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the year ended February 29, 2008.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective March 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	43

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (formerly known as Legg Mason Western Asset Managed Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

44	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	45

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$5,274,237,091	—	$5,274,237,091
Short-term investments†	—	348,325,000	—	348,325,000
Total investments	—	$5,622,562,091	—	$5,622,562,091

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$383,825	—	—	$383,825

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of

46	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	47

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expense of Class A shares less the 12b-1 differential of 0.15% and did not exceed 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $19,205.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

48	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2012, LMIS and its affiliates received sales charges of $341,279 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2012, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$11,729	$53,873	$31,734

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2012, the Fund had accrued $3,397 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$312,988,849
Sales	206,048,373

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$595,918,454
Gross unrealized depreciation	(11,412,680)
Net unrealized appreciation	$584,505,774

At August 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. treasury 30-year bonds	1,552	9/12	$233,192,175	$233,576,000	$(383,825)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	49

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2012.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$383,825

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(17,172,316)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(383,825)

During the six months ended August 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$164,657,500

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

50	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$23,477
Class A	$2,696,117	502,906
Class B	201,450	41,988
Class C	3,482,499	166,350
Class I	—	111,748
Total	$6,380,066	$846,469

For the six months ended August 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$19,205
Class A	—
Class B	—
Class C	—
Class I	—
Total	$19,205

6. Distributions to shareholders by class

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Net Investment Income:
Class 1	$625,678	$1,395,767
Class A	71,366,134	161,063,966
Class B	1,043,321	2,872,152
Class C	16,979,778	36,394,521
Class I	17,210,873	30,964,093
Total	$107,225,784	$232,690,499

7. Shares of beneficial interest

At August 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2012		Year Ended February 29, 2012
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	37,086	$625,678	88,683	$1,396,035
Shares repurchased	(78,552)	(1,322,271)	(232,716)	(3,660,505)
Net decrease	(41,466)	$(696,593)	(144,033)	$(2,264,470)

Western Asset Managed Municipals Fund 2012 Semi-Annual Report	51

	Six Months Ended August 31, 2012		Year Ended February 29, 2012
	Shares	Amount	Shares	Amount
Class A
Shares sold	17,604,697	$297,348,477	32,924,078	$522,810,653
Shares issued on reinvestment	3,844,570	65,073,482	9,327,286	147,249,973
Shares repurchased	(17,656,568)	(298,069,201)	(71,164,640)	(1,125,088,655)
Net increase (decrease)	3,792,699	$64,352,758	(28,913,276)	$(455,028,029)

Class B
Shares sold	19,769	$332,805	186,748	$2,878,976
Shares issued on reinvestment	55,147	933,134	165,591	2,608,022
Shares repurchased	(457,295)	(7,724,142)	(1,565,800)	(24,521,652)
Net decrease	(382,379)	$(6,458,203)	(1,213,461)	$(19,034,654)

Class C
Shares sold	5,529,056	$93,556,517	9,128,444	$145,161,023
Shares issued on reinvestment	758,857	12,852,303	1,731,269	27,360,268
Shares repurchased	(3,965,080)	(66,984,466)	(13,890,967)	(217,982,306)
Net increase (decrease)	2,322,833	$39,424,354	(3,031,254)	$(45,461,015)

Class I
Shares sold	12,862,945	$217,855,994	19,602,313	$311,103,763
Shares issued on reinvestment	757,949	12,855,451	1,409,202	22,341,021
Shares repurchased	(6,618,926)	(112,054,543)	(16,995,952)	(266,490,691)
Net increase	7,001,968	$118,656,902	4,015,563	$66,954,093

8. Capital loss carryforward

As of February 29, 2012, the Fund had a net capital loss carryforward of approximately $138,089,543, of which $20,902,131 expires in 2013, $33,168,998 expires in 2014, $26,456,127 expires in 2018 and $57,562,287 expires in 2019. These amounts will be available to offset any future taxable capital gains.

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in

52	Western Asset Managed Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/12 SR12-1777

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Income Trust

Date: October 25, 2012